Financial Instruments and Risk Management (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Changes in Liabilities Arising from Financing Activities

Changes in Liabilities Arising from Financing Activities

	January 1, 2025	Principal payments	Reclassifications and other	March 31, 2025
(in USD and thousands)
Short-term portion of bank loans and financial liabilities	$220,116	$(54,054)	$51,052	$217,114
Long-term portion of bank loans and financial liabilities	1,823,657	—	(22,085)	1,801,572
Secured Notes	1,017,501	—	477	1,017,978
Short-term portion of Unsecured Notes	249,650	—	233	249,883
Long-term portion of Unsecured Notes	2,025,001	—	1,002	2,026,003
Short-term portion of lease liabilities	28,944	(6,726)	6,370	28,588
Long-term portion of lease liabilities	207,594	—	(12,712)	194,882
Total liabilities from financing activities	$5,572,463	$(60,780)	$24,337	$5,536,020

	January 1, 2024	Principal payments	Reclassifications and other	March 31, 2024
(in USD and thousands)
Short-term portion of bank loans and financial liabilities	$253,020	$(72,959)	$79,762	$259,823
Long-term portion of bank loans and financial liabilities	1,757,372	—	(90,577)	1,666,795
Secured Notes	1,015,657	—	451	1,016,108
Long-term portion of Unsecured Notes	2,270,246	—	1,311	2,271,557
Private Placement liability	1,394,552	—	2,549	1,397,101
Short-term portion of lease liabilities	24,670	(6,280)	6,043	24,433
Long-term portion of lease liabilities	227,956	—	(6,708)	221,248
Total liabilities from financing activities	$6,943,473	$(79,239)	$(7,169)	$6,857,065

Summary of Carrying Amount and Fair Value of Financial Assets and Liabilities

The carrying amounts of the Group’s financial assets and liabilities all approximate the fair values of those assets and liabilities as of March 31, 2025 and December 31, 2024, except for fixed interest bank loans and financial liabilities, and secured and unsecured notes, as outlined below:

	Carrying amount		Fair value
(in USD and thousands)	March 31,	December 31,	March 31,	December 31,
Financial assets	2025	2024	2025	2024
Other non-current assets	$45,326	$41,987	$45,326	$41,987
Accounts and other receivables and prepaid expenses and other current assets	11,435	11,122	11,435	11,122
Total financial assets	$56,761	$53,109	$56,761	$53,109

Total current	$11,435	$11,122	$11,435	$11,122
Total non-current	$45,326	$41,987	$45,326	$41,987

	Carrying amount		Fair value
(in USD and thousands)	March 31,	December 31,	March 31,	December 31,
Financial liabilities	2025	2024	2025	2024
Forward foreign currency contracts	$4,881	$39,797	$4,881	$39,797
Bank loans and financial liabilities	2,018,686	2,043,773	2,025,040	2,084,552
Secured Notes	1,017,978	1,017,501	1,004,165	1,001,756
Unsecured Notes	2,275,886	2,274,651	2,342,826	2,345,481
Other non-current liabilities	2,049	1,991	2,049	1,991
Total financial liabilities	$5,319,480	$5,377,713	$5,378,961	$5,473,577

Total current	$471,878	$494,568	$472,753	$499,237
Total non-current	$4,847,602	$4,883,145	$4,906,208	$4,974,340

Summary of Fair Value Hierarchy for Group's Financial Assets and Liabilities

As of March 31, 2025 and December 31, 2024, designation within the fair value hierarchy for the Group’s financial assets and liabilities is outlined below:

	Carrying amount		Fair value
(in USD and thousands)	March 31,	December 31,	March 31,	December 31,
Financial assets	2025	2024	2025	2024
Level 1
Cash deposits	$51,668	$51,384	$51,668	$51,384
Level 2
Forward foreign currency contracts	3,512	—	3,512	—
Other	1,581	1,725	1,581	1,725
Total financial assets	$56,761	$53,109	$56,761	$53,109

	Carrying amount		Fair value
(in USD and thousands)	March 31,	December 31,	March 31,	December 31,
Financial liabilities	2025	2024	2025	2024
Level 2
Forward foreign currency contracts	$4,881	$39,797	$4,881	$39,797
Bank loans and financial liabilities	2,018,686	2,043,773	2,025,040	2,084,552
Secured Notes	1,017,978	1,017,501	1,004,165	1,001,756
Unsecured Notes	2,275,886	2,274,651	2,342,826	2,345,481
Level 3
Other	2,049	1,991	2,049	1,991
Total financial liabilities	$5,319,480	$5,377,713	$5,378,961	$5,473,577